Vessels in Operation	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Vessels in Operation

3.	Vessels in Operation

	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2018	$734,534	$(148,014)	$586,520

Additions	11,675	—	11,675
Acquisitions through the Poseidon Transaction	617,522	—	617,522
Depreciation	—	(31,117)	(31,117)
Impairment loss	(139,354)	67,520	(71,834)

As of December 31, 2018	$1,224,377	$(111,611)	$1,112,766

Additions	24,940	—	24,940
Depreciation	—	(19,657)	(19,657)

As of June 30, 2019	$1,249,317	$(131,268)	$1,118,049

On May 28, 2019 the Company took delivery of a 2004-built, 7,849 TEU containership, GSL Eleni, for a contract price of $18,500.

On November 15, 2018, we completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, which we refer to herein as the “Poseidon Transaction”. References herein to the “GSL Fleet” are to the 19 vessels that were owned by us prior to the consummation of the Poseidon Transaction, and references to the “Poseidon Fleet” are to the 19 vessels that we acquired as a result of the Poseidon Transaction, excluding the Argos.

On June 18, 2018, the Company took delivery of a 2005-built, 2,824 TEU containership, now named GSL Valerie, for a contract price of $11,275.

Whilst charter rates in the spot market and asset values saw overall improvements through 2018, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a fleet-wide review for impairment as at December 31, 2018 for the 19 vessels in the GSL Fleet. The impairment review resulted in an impairment charge on three vessels, totaling to $71,834, being recognized during the year ended December 31, 2018.

As of June 30, 2019, 18 vessels of the GSL Fleet were pledged as collateral under the 2022 Notes and the Citi Super Senior Term Loan (“Citi Credit Facility”), one vessel of the GSL Fleet was pledged as collateral under the Hayfin Secured Term Loan Facility and the new acquired during 2019 vessel was pledged under the Hellenic Senior Secured Credit Facility (see note 4). Additionally, the loan facilities of Poseidon Fleet are collateralized by preferred mortgages over the 19 Poseidon vessels and the new loan facility.